TAXES ON INCOME (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Schedule of Deferred Tax Assets (liabilities)

Deferred income taxes reflect the net tax effects of loss and credit carryforwards and temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The components of the Company’s net deferred tax assets (liabilities) at December 31, 2020 and 2019 were as follows:

	December 31
	2020	2019
Deferred tax assets in respect of:

Carryforward losses on Marketable securities	-	200
Subsidiaries carryforward losses	22,857	362
Other temporary differences	2,369	431
Share-based compensation	2,943	1,268
Total deferred tax asset before valuation allowance	28,169	2,261
Valuation allowance	(27,999)	(362)
Total deferred tax asset	170	1,899
Deferred tax lability in respect to other comprehensive income	(106)	(37)
Total deferred tax liability	(106)	(37)
Deferred tax asset, net	64	1,862

Schedule of Reconciliation of Theoretical Provision For Income Tax

Following is a reconciliation of the theoretical provision for income tax, assuming all income is taxed at the statutory corporate tax rate applicable to Israeli corporations, and the actual tax on income:

	Year ended December 31
	2020	2019	2018

Income before taxes on income	76,132	62,041	23,625
Theoretical tax expenses at the statutory rate of InMode	23%	23%	23%
	17,510	14,270	5,434
Increase (decrease) in taxes on income due to:
Benefits to the Benefited Enterprise	(16,652)	(13,844)	(5,162)
Different effective tax rates applicable to the Subsidiaries	235	49	53
NOL carry back as part of the CARES Act relief	(2,894)	-	-
Valuation allowance	17	60	91
Uncertain tax position	1,416	723	771
Non-deductible expenses and other permanent differences, mainly share based compensation expenses	1,426	(437)	73
Previous years	49	62	-
	1,107	883	1,260

Schedule of Income Before Income Taxes	f.Income before income taxes is composed of the following:
	Year ended December 31
	2020	2019	2018

InMode Ltd.	72,712	59,320	22,049
Subsidiaries outside Israel	3,420	2,721	1,576
	76,132	62,041	23,625

Schedule of Tax Expenses (Tax Benefit)

NOTE 13 - TAXES ON INCOME (continued):

g.Tax expenses (tax benefit):

	Year ended December 31
	2020	2019	2018
Current:
Israel	1,411	500	3
Subsidiaries	(2,082)	910	1,850
	(671)	1,410	1,853
Previous year:
Israel	-	62	-
Subsidiaries	49	-	-
	49	62	-
Deferred:
Israel	30	(200)	(94)
Subsidiaries	1,699	(389)	(499)
	1,729	(589)	(593)
Total taxes on income	1,107	883	1,260

Schedule of Unrecognized Tax Benefits

The following table summarizes the activity of the Company unrecognized tax benefits:

	Year ended December 31
	2020	2019

Balance at January 1	1,494	771
Increase in uncertain tax positions for the current year	1,416	723
Balance at December 31	2,910	1,494